Leases (Details) - Schedule of Undiscounted Cash Flows to the Operating Lease Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Undiscounted Cash Flows to the Operating Lease Liabilities [Abstract]
2024 (remaining six months)	$ 275
2025	526
2026	545
2027	515
Total minimum lease payments	1,861
Less: imputed interest	(420)
Present value of future minimum lease payments	1,441
Less: current obligations under leases	(332)	$ (318)
Long-term lease obligations	$ 1,109	$ 1,280